Contract Acquisition Costs, Net (Tables)	12 Months Ended
Dec. 31, 2017
Contract Acquisition Costs, Net
Schedule of significant components, amortization expense, weighted average useful life and estimated future amortization of contract acquisition costs

Significant components of contract acquisition costs as of December 31, 2017 and 2016 are summarized as follows:

(in thousands)	2017	2016
Conversion costs, net of accumulated amortization of $176.4 million and $164.4 million as of 2017 and 2016, respectively	$139,249	144,173
Payments for processing rights, net of accumulated amortization of $166.3 million and $145.3 million as of 2017 and 2016, respectively	119,416	91,527
Total	$258,665	235,700

Amortization expense related to contract acquisition costs for the years ended December 31, 2017, 2016 and 2015 is as follows:

(in thousands)	2017	2016	2015
Amortization expense related to:
Conversion costs	$29,625	28,811	27,392
Payments for processing rights	21,357	19,804	17,039

The weighted average useful life for each component of contract acquisition costs, and in total, as of December 31, 2017 is as follows:

Weighted Average Amortization Period (Years)
Conversion costs	13.1
Payments for processing rights	16.3
Total	14.7

Estimated future amortization expense of conversion costs and payments for processing rights as of December 31, 2017 for the next five years is:

(in thousands)	Conversion Costs	Payments for Processing Rights
2018	$36,890	27,211
2019	29,673	24,210
2020	23,475	21,786
2021	21,491	19,275
2022	16,581	15,123